Transactions with related companies and joint venture - Accounts receivable, payable fromto associates (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 465,274	$ 193,538
Other Receivables	713,604	661,011
Trade payables	363,012	295,028
Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	406	669
Other Receivables	3,026	2,285
Trade and other receivable total	3,432	2,954
Other payables	342	251
Total trade and other payables	613	1,024
Compania Minera Coimolache S.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	406	669
Other Receivables	1,173	0
Trade payables	271	773
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Other payables	32,884	25,414
Sociedad Minera Cerro Verde S.A.A. | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	0	6
Transportadora Callao SA | Associates
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 1,853	$ 2,279